Fidelity (logo) Investments®|	245 Summer Street Boston MA 02210 617 563 7000

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	April 5, 2013

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Fidelity Rutland Square Trust II (the trust):
Strategic Advisers Core Income Fund (the fund)
File Nos.333-139427 and 811-21991

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the fund listed above. The purpose of this filing is to submit the 497 filing in XBRL for the fund.

Very truly yours,

/s/Brenda Haskell
Brenda Haskell
Legal Product Group